Total
Dimensional U.S. Targeted Value ETF
Dimensional U.S. Targeted Value ETF
Investment Objective

The investment objective of the Dimensional U.S. Targeted Value ETF (the “US Targeted Value ETF” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the US Targeted Value ETF. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay eachyear as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dimensional U.S. Targeted Value ETF Dimensional U.S. Targeted Value ETF [1]
Management Fee	0.27%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.28%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.30% to 0.27% effective as of February 28, 2022.

EXAMPLE

This Example is meant to help you compare the cost of investing in the US Targeted Value ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs whether you redeem or hold your shares would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Dimensional U.S. Targeted Value ETF | Dimensional U.S. Targeted Value ETF | USD ($)	29	90	157	356

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Dimensional U.S. Targeted Value ETF | Dimensional U.S. Targeted Value ETF | USD ($)	29	90	157	356

PORTFOLIO TURNOVER

The US Targeted Value ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its investment portfolio.

Principal Investment Strategies

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the US Targeted Value ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve the US Targeted Value ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Targeted Value ETF, using a market capitalization weighted approach, is designed to generally purchase a broad and diverse group of readily marketable securities of U.S. small and mid cap companies that the Advisor determines to be lower relative price stocks with higher profitability. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. The Portfolio may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the small- and mid-cap value segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the US Targeted Value ETF will invest at least 80% of its net assets in securities of U.S. companies. The Advisor considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. As of December 31, 2022, companies smaller than the 500th largest U.S. company fall in the lowest 13% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. Based on market capitalization data as of December 31, 2022, the market capitalization of a company smaller than the 500th largest U.S. company would be below $10,936 million. This threshold will change due to market conditions.

The Advisor may also increase or reduce the US Targeted Value ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Targeted Value ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Targeted Value ETF may lend its portfolio securities to generate additional income.

The US Targeted Value ETF is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks

Because the value of your investment in the US Targeted Value ETF will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of the Portfolio may deviate from that of non-tax managed funds. Although the Advisor intends to manage the Portfolio in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the Portfolio may nonetheless distribute taxable gains and dividends to shareholders.

Market Trading Risk: Active trading markets for the Portfolio’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the Portfolio’s shares or to submit purchase or redemption orders for creation units. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met.

Premium/Discount Risk: The net asset value (“NAV”) of the Portfolio and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the Portfolio’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the US Targeted Value ETF’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The US Targeted Value ETF has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the US Targeted Value ETF, which was consummated after the close of business on June 11, 2021 (the “Reorganization”). Prior to the Reorganization, the US Targeted Value ETF had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Dimensional U.S. Targeted Value ETF—Total Returns

January 2013-December 2022

Highest Quarter 30.73% (10/20–12/20)	Lowest Quarter -37.94% (1/20–3/20)

Annualized Returns (%)Periods ending December 31, 2022
Average Annual Returns - Dimensional U.S. Targeted Value ETF	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Dimensional U.S. Targeted Value ETF	(6.24%)	5.84%	10.23%
After Taxes on Distributions | Dimensional U.S. Targeted Value ETF	(6.55%)	5.21%	9.34%
After Taxes on Distributions and Sale of Fund Shares | Dimensional U.S. Targeted Value ETF	(3.49%)	4.43%	8.21%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	(14.48%)	4.13%	8.48%